Reinsurance	12 Months Ended
Dec. 31, 2012
Insurance [Abstract]
Reinsurance
Reinsurance
Insurance recoveries on ceded reinsurance agreements, which reduce death and other benefits, were $302, $252, and $324 for the years ended December 31, 2012, 2011, and 2010, respectively. The Company reinsures 31% of GMDB, as well as a portion of GMWB, on contracts issued prior to July 2007, offered in connection with its variable annuity contracts. The Company maintains reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $94, $106, and $129 in 2012, 2011, and 2010, respectively, and accident and health premium of $177, $191, and $205, respectively, to HLA. A subsidiary of the Company, Hartford Life and Annuity Insurance Company (“HLAI”) has a modified coinsurance ("modco") and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance (“WRR”). Under this transaction, the Company ceded $58, $61, and $54 in 2012, 2011, and 2010, respectively. Refer to Note 16 - Transactions with Affiliates of Notes to Consolidated Financial Statements for further information.
Net fee income, earned premiums and other were comprised of the following:

	For the years Ended December 31,
	2012	2011	2010
Gross fee income, earned premiums and other	$3,739	$4,147	$4,127
Reinsurance assumed	8	13	69
Reinsurance ceded	(698)	(733)	(759)
Net fee income, earned premiums and other	$3,049	$3,427	$3,437